Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of computation of basic and diluted earnings per share

	Three months ended
	June 30, 2023	June 30, 2022

	(in thousands)
Numerator:
Net income	$147,021	$8,224

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,081	20,689
Effect of dilutive securities:
Diluted effect of non-vested shares	—	19
Diluted weighted average common shares outstanding	20,081	20,708

	Six months ended
	June 30, 2023	June 30, 2022

	(in thousands)
Numerator:
Net income	$293,222	$339,689

Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	20,214	20,693
Effect of dilutive securities:
Diluted effect of non-vested shares	—	19
Diluted weighted average common shares outstanding	20,214	20,712